Employee Benefits Plans Asset Allocation (Details) - MidAmerican Energy Company [Member]	12 Months Ended
Dec. 31, 2015
United States Pension Plan of US Entity [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	20.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	40.00%
United States Pension Plan of US Entity [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	60.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	80.00%
United States Pension Plan of US Entity [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	2.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	8.00%
United States Pension Plan of US Entity [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	5.00%
United States Postretirement Benefit Plan of US Entity [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	25.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	45.00%
United States Postretirement Benefit Plan of US Entity [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	50.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	80.00%
United States Postretirement Benefit Plan of US Entity [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	0.00%
United States Postretirement Benefit Plan of US Entity [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	5.00%